Business Segment Information (Information for Reportable Segments) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015 [3]
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	¥ 867.8	[2]	¥ 1,003.7		¥ 1,129.4
Net noninterest income	[1]	1,224.9	[2]	1,217.9		1,118.3
Gross profits	[1]	2,092.7	[2]	2,221.6	[4]	2,247.7
General and administrative expenses	[1]	1,420.5	[2]	1,345.0	[4]	1,321.2
Others	[1]	(8.8)	[2]	(23.7)	[4]	(49.6)
Net business profits	[1],[5]	663.4	[2]	852.9	[4]	876.9
Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	836.5	[2]	959.4		1,087.3
Net noninterest income	[1]	686.7	[2]	675.3		598.4
Gross profits	[1]	1,523.2	[2]	1,634.7		1,685.7
General and administrative expenses	[1]	982.7	[2]	903.3		904.7
Others	[1]	(8.7)	[2]	(22.1)		(43.2)
Net business profits	[1],[5]	531.8	[2]	709.3		737.8
Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	719.8	[2]	830.1		934.9
Net noninterest income	[1]	600.6	[2]	633.7		560.6
Gross profits	[1]	1,320.4	[2]	1,463.8		1,495.5
General and administrative expenses	[1]	866.6	[2]	833.3		833.7
Net business profits	[1],[5]	453.8	[2]	630.5		661.8
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	2.6	[2]	2.8		0.9
Net noninterest income	[1]	83.3	[2]	68.1		61.5
Gross profits	[1]	85.9	[2]	70.9		62.4
General and administrative expenses	[1]	78.7	[2]	63.3		54.0
Others	[1]	5.0	[2]	2.5		(2.7)
Net business profits	[1],[5]	12.2	[2]	10.1		5.7
Others | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	116.7	[2]	129.3		152.4
Net noninterest income	[1]	86.1	[2]	41.6		37.8
Gross profits	[1]	202.8	[2]	170.9		190.2
General and administrative expenses	[1]	116.1	[2]	70.0		71.0
Others	[1]	(8.7)	[2]	(22.1)		(43.2)
Net business profits	[1],[5]	78.0	[2]	78.8		76.0
MizuhoTrust Banking Company Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	30.2	[2]	36.1		39.4
Net noninterest income	[1]	121.8	[2]	130.7		122.6
Gross profits	[1]	152.0	[2]	166.8		162.0
General and administrative expenses	[1]	101.6	[2]	99.1		94.5
Others	[1]	(5.2)	[2]	(4.2)		(3.7)
Net business profits	[1],[5]	45.2	[2]	63.5		63.8
Mizuho Securities Company Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]	(1.5)	[2]	5.4		1.8
Net noninterest income	[1]	333.1	[2]	343.8		335.8
Gross profits	[1]	331.6	[2]	349.2		337.6
General and administrative expenses	[1]	257.5	[2]	279.3		268.0
Others	[1],[2]	0.1
Net business profits	[1],[5]	74.2	[2]	69.9		69.6
Personal Banking | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			214.8		213.4
Net noninterest income	[1]			45.0		48.7
Gross profits	[1]			259.8		262.1
General and administrative expenses	[1]			234.4		233.5
Net business profits	[1],[5]			25.4		28.6
Retail banking | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			75.7		77.6
Net noninterest income	[1]			53.1		53.7
Gross profits	[1]			128.8		131.3
General and administrative expenses	[1]			118.6		118.4
Net business profits	[1],[5]			10.2		12.9
Corporate Banking (Large Corporations) | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			173.0		179.5
Net noninterest income	[1]			143.7		128.0
Gross profits	[1]			316.7		307.5
General and administrative expenses	[1]			91.9		94.4
Net business profits	[1],[5]			224.8		213.1
Corporate Banking | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			97.5		99.6
Net noninterest income	[1]			77.5		79.8
Gross profits	[1]			175.0		179.4
General and administrative expenses	[1]			75.2		76.5
Net business profits	[1],[5]			99.8		102.9
Financial Institutions & Public Sector Business | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			32.5		33.3
Net noninterest income	[1]			31.8		27.4
Gross profits	[1]			64.3		60.7
General and administrative expenses	[1]			29.8		30.3
Net business profits	[1],[5]			34.5		30.4
International Banking | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			175.5		147.1
Net noninterest income	[1]			185.1		164.9
Gross profits	[1]			360.6		312.0
General and administrative expenses	[1]			122.1		92.6
Net business profits	[1],[5]			238.5		219.4
Trading and others | Mizuho Bank, Limited Non-consolidated | Mizuho Bank, Limited Consolidated
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Net interest income	[1]			61.1		184.4
Net noninterest income	[1]			97.5		58.1
Gross profits	[1]			158.6		242.5
General and administrative expenses	[1]			161.3		188.0
Net business profits	[1],[5]			(2.7)		¥ 54.5
Operating Segments [Member] | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		646.1		676.4	[4]
General and administrative expenses		678.3		661.2	[4]
Net business profits	[5]	(32.2)		15.2	[4]
Operating Segments [Member] | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		445.1		434.9	[4]
General and administrative expenses		186.7		183.2	[4]
Net business profits	[5]	258.4		251.7	[4]
Operating Segments [Member] | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		386.5		403.8	[4]
General and administrative expenses		237.8		232.7	[4]
Net business profits	[5]	148.7		171.1	[4]
Operating Segments [Member] | Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		539.4		577.7	[4]
General and administrative expenses		200.9		178.9	[4]
Net business profits	[5]	338.5		398.8	[4]
Operating Segments [Member] | Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits		49.6		52.1	[4]
General and administrative expenses		29.3		30.1	[4]
Net business profits	[5]	20.3		22.0	[4]
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits	[6]	26.0		76.7	[4]
General and administrative expenses	[6]	87.5		58.9	[4]
Others	[6]	(8.8)		(23.7)	[4]
Net business profits	[5],[6]	¥ (70.3)		¥ (5.9)	[4]

[1]	"Others (h)" and "Others (k)" include the elimination of transactions between consolidated subsidiaries.
[2]	Segment information based on the relevant principal consolidated subsidiaries for the fiscal year ended March 31, 2017 is presented for comparability purposes. Due to system limitations, it is impracticable to present the details of MHBK (Non-consolidated).
[3]	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses" for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been restated for the new allocation methods.
[4]	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the fiscal year ended March 31, 2016 was restated to reflect the relevant changes as transaction data on a customer segment basis had been maintained. Due to such data not being available, it is impracticable to restate segment information for the fiscal year ended March 31, 2015.
[5]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[6]	"Others" includes items which should be eliminated as internal transactions between each segment on a consolidated basis.